GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of changes in carrying amount of goodwill

	For the years ended December 31,
	2021	2022	2022
	RMB	RMB	USD
Balance as of January 1	100,231,487	120,819,948	17,517,246
Acquisitions	20,588,461	—	—
Impairments (Note 4)	—	(91,236,480)	(13,228,046)
Balance as of December 31	120,819,948	29,583,468	4,289,200